As filed with the Securities and Exchange Commission on November 21, 2011
File Nos. 333-155395
811-22250

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 45	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 47	☒

PIMCO ETF Trust
(Exact name of Registrant as Specified in Charter)

840 Newport Center Drive
Newport Beach, California 92660
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:
(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)	☐on (date) pursuant to paragraph (b)
☐60 days after filing pursuant to paragraph (a)(1)	☐on (date) pursuant to paragraph (a)(1)
☐75 days after filing pursuant to paragraph (a)(2)	☐on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 45 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 45 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 21st day of November, 2011.

PIMCO ETF Trust (Registrant)

By:
Brent R. Harris*, President

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	November 21, 2011

William J. Popejoy*	Trustee	November 21, 2011

Vern O. Curtis*	Trustee	November 21, 2011

E. Philip Cannon*	Trustee	November 21, 2011

J. Michael Hagan*	Trustee	November 21, 2011

Douglas M. Hodge*	Trustee	November 21, 2011

Ronald C. Parker*	Trustee	November 21, 2011

President
Brent R. Harris*	(Principal Executive Officer)	November 21, 2011

Treasurer
John P. Hardaway*	(Principal Financial and Accounting Officer)	November 21, 2011

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact
________
*	Pursuant to power of attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on August 24, 2010, and incorporated by reference herein.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document